Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted earnings Per Share	A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions, including number of shares, except for per share data)
Net income attributable to Baidu, Inc.	20,315	23,760	5,589	799
Accretion of the redeemable noncontrolling interests	(717)	(588)	(926)	(132)

Numerator for basic EPS computation	19,598	23,172	4,663	667
Impact of diluted securities of subsidiaries and equity method investees	(44)	(105)	(620)	(89)
Numerator for diluted EPS computation	19,554	23,067	4,043	578

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share
The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share and basic and diluted earnings per ADS:

	For the years ended December 31,
	2023		2024		2025		2025
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Earnings per share—basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	15,905	3,693	18,812	4,360	3,767	539	896	128

Denominator
Weighted average ordinary shares outstanding	2,278	529	2,265	525	2,202	2,202	524	524

Denominator used for basic EPS	2,278	529	2,265	525	2,202	2,202	524	524

Earnings per share—basic	6.98	6.98	8.31	8.31	1.71	0.24	1.71	0.24

Earnings per share—diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	15,909	3,645	18,741	4,326	3,273	468	770	110
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	3,645	—	4,326	—	770	110	—	—

Numerator for diluted EPS computation	19,554	3,645	23,067	4,326	4,043	578	770	110

Denominator
Weighted average ordinary shares outstanding	2,278	529	2,265	525	2,202	2,202	524	524
Conversion of Class B to Class A ordinary shares	529	—	525	—	524	524	—	—
Share-based awards	30	—	8	—	18	18	—	—

Denominator used for diluted EPS	2,837	529	2,798	525	2,744	2,744	524	524

Earnings per share—diluted	6.89	6.89	8.24	8.24	1.47	0.21	1.47	0.21

Earnings per ADS (1 ADS equals 8 Class A ordinary shares):
Denominator used for earnings per ADS—basic	285		283		275	275

Denominator used for earnings per ADS—diluted	355		350		343	343

Earnings per ADS—basic	55.83		66.40		13.67	1.95

Earnings per ADS—diluted	55.08		65.91		11.78	1.68